Document and Entity Information	Nov. 28, 2017
Prospectus:
Document Type	497
Document Period End Date	Nov. 28, 2017
Registrant Name	MFS VARIABLE INSURANCE TRUST II
Central Index Key	0000719269
Amendment Flag	false
Document Creation Date	Nov. 28, 2017
Document Effective Date	Nov. 28, 2017
Prospectus Date	Apr. 28, 2017